Long-Term Equity Investments - Summary of Common Shares Held (Detail) - USD ($) shares in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023
Long term investments - common shares held [line items]
Fair value beginning balance		$ 246,026		$ 255,535
Cost of Addition		36,621		66,184
Proceeds of Disposition		(189,106)	[1]	(49,061)	[2]
Fair value adjustment gains (losses)	[3],[4]	4,649		(26,632)
Fair value ending balance		98,190		246,026
Realized gain (loss) on disposal		$ 32,225		(45)
Sabina [member]
Long term investments - common shares held [line items]
Fair value beginning balance				30,535
Proceeds of Disposition	[2]			(48,832)
Fair value adjustment gains (losses)	[3]			18,297
Realized gain (loss) on disposal				$ 872
Kutcho [member]
Long term investments - common shares held [line items]
Shares owned		18,640		18,640
Percentage of outstanding shares owned		11.11%		13.27%
Fair value beginning balance		$ 1,551		$ 3,097
Fair value adjustment gains (losses)	[3]	(320)		(1,546)
Fair value ending balance		1,231		$ 1,551
Hecla [Member]
Long term investments - common shares held [line items]
Shares owned				34,980
Percentage of outstanding shares owned				5.66%
Fair value beginning balance		168,255		$ 194,668
Proceeds of Disposition		(177,088)	[1]	(202)	[2]
Fair value adjustment gains (losses)	[3]	8,833		(26,211)
Fair value ending balance				168,255
Realized gain (loss) on disposal		$ 35,768		$ 73
B2Gold [Member]
Long term investments - common shares held [line items]
Shares owned		12,025		12,025
Percentage of outstanding shares owned		0.91%		0.92%
Fair value beginning balance		$ 38,094
Cost of Addition				$ 48,832
Fair value adjustment gains (losses)	[3]	(8,678)		(10,738)
Fair value ending balance		$ 29,416		$ 38,094
Silvercorp [Member]
Long term investments - common shares held [line items]
Shares owned		3,759
Percentage of outstanding shares owned		1.73%
Cost of Addition		$ 12,016
Fair value adjustment gains (losses)	[3]	(731)
Fair value ending balance		$ 11,285
Aris [Member]
Long term investments - common shares held [line items]
Shares owned		4,715		4,715
Percentage of outstanding shares owned		2.76%		3.43%
Fair value beginning balance		$ 15,579		$ 11,662
Fair value adjustment gains (losses)	[3]	936		3,917
Fair value ending balance		16,515		15,579
Other investments [member]
Long term investments - common shares held [line items]
Fair value beginning balance		22,547		15,573
Cost of Addition		24,605		17,352
Proceeds of Disposition		(12,018)	[1]	(27)	[2]
Fair value adjustment gains (losses)	[3]	4,609		(10,351)
Fair value ending balance		39,743		22,547
Realized gain (loss) on disposal		$ (3,543)		$ (990)

[1]	The disposition of the Hecla shares was made in order to capitalize on Hecla’s share price appreciation, while the disposal under “other” was as a result of the acquisition of the companies to which the shares relate by unrelated third party entities.
[2]	The disposal of the Sabina shares was as a result of the acquisition of Sabina by B2Gold, while the partial disposition of the Hecla shares was made in order to capitalize on Hecla’s share price appreciation.
[3]	Fair Value Gains (Losses) are reflected as a component of OCI.
[4]	LTIs = long-term investments – common shares held.